Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Funds restricted for construction activity	$ 47	$ 47
Loans payable	18,398	36,740
Cash and cash equivalents	4,138	5,058	5,521	8,204
Customers' advances for construction	$ 78,301	$ 73,892